RISK MANAGEMENT	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
RISK MANAGEMENT	RISK MANAGEMENT
35.1Accounting policies
Operating activities expose the Company and its subsidiaries to the following financial risks: (i) market risk, related to interest rate, fuel price and exchange rate, (ii) credit risk and (iii) liquidity risk.
The risks are monitored by the Company’s management and can be mitigated through the use of swaps, forward contracts and options.
All activities with derivative financial instruments for risk management are carried out by specialists with experience and adequate supervision. It is the Company's policy not to operate transactions for speculative purposes.
35.2Fair value hierarchy of financial instruments
The following hierarchy is used to determine the fair value of financial instruments:
Level 1: quoted prices, without adjustment, in active markets for identical assets and liabilities;
Level 2: other techniques for which all inputs that have a significant effect on the fair value recorded are directly or indirectly observable; and
Level 3: techniques that use data that have a significant effect on the fair value recorded that are not based on observable market data.
The fair value hierarchy of the Company's consolidated financial instruments, as well as the comparison between book value fair value, are identified below:

			Carrying amount		Fair value
			December 31,		December 31,
Description	Note	Level	2025	2024	2025	2024

Assets
Long-term investments – TAP Bond	7	2	—	1,004,505	—	1,004,505
Derivative financial instruments

Liabilities and equity
Loans and financing	19	—	(23,059,604)	(14,981,417)	(24,248,794)	(13,949,702)
Convertible debt instruments – conversion right	21	2	(6,448)	(51,740)	(6,448)	(51,740)
Derivative financial instruments	23	2	—	(65,375)	—	(65,375)
Financial instruments whose fair value approximates their carrying value, based on established conditions, mainly due to the short maturity period, were not disclosed.
35.3Market risks
35.3.1Interest rate risk
Arise from the possibility of unfavorable variations to which the Company’s cash flows are exposed.

35.3.1.1Sensitivity analysis
As of December 31, 2025, the Company held assets and liabilities linked to different types of interest rates. In the sensitivity analysis of non-derivative financial instruments, the impact was considered only on positions with values exposed to such fluctuations:

	Consolidated
	Exposure to CDI		Exposure to SOFR
Description	Rate (p.a.)	December 31, 2025	Weighted rate (p.a.)	December 31, 2025

Exposed assets (liabilities), net	14.9%	(30,742)	3.7%	(1,495,146)

Effect on profit or loss
Interest rate devaluation by -10%	13.4%	4,944	3.3%	5,485
Interest rate devaluation by -25%	11.2%	12,360	2.8%	13,712
Interest rate appreciation by 10%	16.4%	(4,944)	4.0%	(5,485)
Interest rate appreciation by 25%	18.6%	(12,360)	4.6%	(13,712)
35.3.2Aircraft fuel price risk (“QAV”)
Arise from the possibility of unfavorable fluctuations to which the Company’s cash flows are exposed.
35.3.2.1Sensitivity analysis
The following table demonstrates the sensitivity analysis of the price fluctuation of QAV liter:

	Exposure to price
Description	Price (a)	December 31, 2025

Aircraft fuel	4.2	(5,710,291)

Effect on profit or loss
Devaluation by -10%	3.8	571,029
Devaluation by -25%	3.2	1,427,573
Appreciation by 10%	4.6	(571,029)
Appreciation by 25%	5.3	(1,427,573)
(a)    Average price per liter.
35.3.3Foreign exchange risk
The foreign exchange risk arises from the possibility of unfavorable exchange differences to which the Company's cash flows are exposed.
The equity exposure to the main variations in exchange rates is shown below:

	Exposure to US$		Exposure to €
	December 31,		December 31,
Description	2025	2024	2025	2024

Assets
Cash and cash equivalents	560,717	76,267	12,237	6,420
Long-term investments	—	—	—	1,004,505
Accounts receivable	217,266	687,396	11,469	2,927
Deposits	2,588,149	3,257,360	74,253	11,581
Other assets	60,905	72,360	29,464	5,535
Total assets	3,427,037	4,093,383	127,423	1,030,968

Liabilities and equity
Loans and financing	(21,818,077)	(13,720,427)	—	—
Leases	(12,583,452)	(21,250,461)	—	—
Convertible debt instruments	(397,365)	(1,182,368)	—	—
Accounts payable	(2,847,888)	(3,356,243)	(1,516)	—
Airport taxes and fees	(2,203)	(3,373)	—	—
Provisions	(1,507,285)	(3,947,439)	—	—
Other liabilities	(138)	(31,055)	(84)	(15)
Total liabilities	(39,156,408)	(43,491,366)	(1,600)	(15)
Net exposure	(35,729,371)	(39,397,983)	125,823	1,030,953
Net exposure in foreign currency	(6,493,416)	(6,362,415)	19,450	160,178

35.4 Sensitivity analysis

	Exposure to US$		Exposure to €
Description	Closing rate	December 31, 2025	Closing rate	December 31, 2025

Exposed assets (liabilities), net	5.5	(35,729,371)	6.5	125,823

Effect on profit or loss
Foreign currency devaluation by -10%	5.0	3,572,937	5.8	(12,582)
Foreign currency devaluation by -25%	4.1	8,932,343	4.9	(31,456)
Foreign currency appreciation by 10%	6.1	(3,572,937)	7.1	12,582
Foreign currency appreciation by 25%	6.9	(8,932,343)	8.1	31,456
35.4.1 Credit risk
Credit risk is inherent to the Company's operating and financial activities, mainly disclosed in cash and cash equivalents, long-term investments, accounts receivable, security deposits and maintenance reserves.
Credit limits are established for all customers based on internal classification criteria and the carrying amounts represent the maximum credit risk exposure. Outstanding receivables from customers are frequently monitored by the Company and, when necessary, when necessary, provision for expected credit losses are recognized.
Derivative financial instruments are contracted on the over the counter (OTC) market with counterparties that have a business relationship with the Company and can be contracted on commodity and futures exchanges (B3 and NYMEX), which mitigate and contribute to credit risk.
The Company assesses the risks of counterparties in financial instruments and diversifies exposure periodically.
35.5 Liquidity risk
The maturity schedules of the Company’s consolidated financial liabilities as of December 31, 2025 are as follows:

	December 31, 2025
Description	Carrying amount	Contractual cash flows	Until 1 year	From 2 to 5 years	After 5 years

Loans and financing	23,059,604	27,492,023	13,811,356	13,470,438	210,229
Leases	12,711,063	23,182,542	3,601,304	13,622,961	5,958,277
Convertible debt instruments	397,366	856,189	88,996	767,193	—
Accounts payable	4,879,744	6,825,688	5,720,153	1,105,535	—
Airport taxes and fees	1,610,637	2,190,683	920,767	563,148	706,768
	42,658,414	60,547,125	24,142,576	29,529,275	6,875,274
35.6 Capital management
The Company seeks capital alternatives in order to satisfy its operational needs, aiming for a capital structure that it considers adequate for the financial costs and the maturity terms of the funding and its guarantees. The Company’s Management continually monitors its net debt.